Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel

April 13, 2017

Via EDGAR

Mr. Trace Rakestraw
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
File Numbers. 033-59474, 811-07572
Post-Effective Amendment No. 201 to the Registration Statement on Form N-1A

Dear Mr. Rakestraw,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”).

The Amendment to the Registrant’s registration statement is being filed to add an existing share class, Class R-6, to the Global Diversified Income Fund.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including financial information, for example, incorporation by reference of information and 5% and 25% ownership information.

The Amendment consists of the following:

(1)	Facing page;

(2)	Part A - a prospectus for Class R-6 shares of the Global Diversified income Fund;

(3)	Part B - a Statement of Additional Information that includes each of the Registrant’s series with an October 31 fiscal year end;

(4)	Part C; and

(5)	Signature pages.
The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant's other series with an October 31 fiscal year end or Registrant’s series with an August 31 fiscal year end.

Please call me at 515-235-1209 or Jennifer Block at 515-235-9154 if you have any questions.

Sincerely,

/s/ Britney L. Schnathorst

Britney L. Schnathorst
Assistant Counsel, Registrant